Summary of Significant Accounting Policies - Schedule of Revenue in each Segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue in each Segment [Line Items]
Total revenue	$ 119,971,638	$ 123,994,053	$ 120,199,193
Revenue from Offline Wholesale [Member]
Schedule of Revenue in each Segment [Line Items]
Total revenue	118,864,443	123,994,053	120,199,193
Revenue from Online Platform [Member]
Schedule of Revenue in each Segment [Line Items]
Total revenue	$ 1,107,195